PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following at:

	December 31,	September 30,
	2013	2014

Film projection equipment	27,166	27,852
Furniture and office equipment	1,954	2,155
Transportation equipment	853	841
Leasehold improvements	45,431	46,634
	75,404	77,482
Less: accumulated depreciation	(13,963)	(17,799)
	61,441	59,683
Construction in progress	2,238	8,547
Property and equipment, net	63,679	68,230

Depreciation expense for the nine months ended September 30, 2013 and 2014 was $3,671 and $4,019, respectively.